Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity Securities [Line Items]
Equity securities, carried at fair value	$ 41,936	$ 29,556
Equity securities	68,241	55,148
Equity Securities Disclosures Textual [Abstract]
Securities held as economic hedges related to deferred compensation plan obligations	3,800	3,200
Federal home loan bank stock and federal reserve bank stock	4,800	5,600
Loss from affordable housing projects, equity method investments	1,300	1,200	$ 1,200
Affordable housing tax credits and other tax benefits, amount	1,500	1,500	1,500
Affordable housing tax credits, amount	$ 1,200	1,200	$ 1,100
Affordable housing tax credits commitment, payment period	3 years
Qualified affordable housing project investments, commitment	$ 4,300	3,900
Held for trading [Member] | Marketable equity securities [Member]
Equity Securities [Line Items]
Equity securities, carried at fair value	27,440	19,449
Not held for trading [Member]
Equity Securities [Line Items]
Equity securities, carried at fair value	14,496	10,107
Equity securities	40,801	35,699
Not held for trading [Member] | Marketable equity securities [Member]
Equity Securities [Line Items]
Equity securities, carried at fair value	6,481	4,513
Not held for trading [Member] | Nonmarketable equity securities [Member]
Equity Securities [Line Items]
Equity securities, carried at fair value	8,015	5,594
Not held for trading [Member] | Equity method investments [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	19,000	18,215
Not held for trading [Member] | Low income housing tax credit equity method investments [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	11,343	10,999
Not held for trading [Member] | Private equity funds [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	3,459	3,832
Not held for trading [Member] | Tax advantaged renewable energy [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	3,811	3,073
Not held for trading [Member] | New market tax credit and other [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	387	311
Not held for trading [Member] | Investment in federal reserve bank stock and other [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	4,790	5,643
Not held for trading [Member] | Other security investments - Private equity [Member]
Equity Securities [Line Items]
Equity securities, not carried at fair value	$ 2,515	$ 1,734